                           COLUMBIA FUNDS SERIES TRUST
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED DECEMBER 28, 2005
                   TO THE PROSPECTUSES DATED NOVEMBER 1, 2005

         The prospectuses for all share classes of the Fund are hereby supplemented to reflect the following:

         o  The portfolio manager for the Fund is Susan A. Sanderson.

         The prospectuses for all share classes of the Fund are hereby also supplemented by replacing the professional biography of the portfolio manager responsible for making the day-to-day investment decisions for the Fund with the following:


PORTFOLIO MANAGER    LENGTH OF SERVICE WITH FUND      BUSINESS EXPERIENCE DURING
                                                      PAST FIVE YEARS

Susan A. Sanderson   Columbia Florida Intermediate    Columbia Management -
                     Municipal Bond Fund since        Associated since 1985
                     December 2005



















SUP-47/93642-1205

                           COLUMBIA FUNDS SERIES TRUST
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                                  (THE "FUND")

                      SUPPLEMENT DATED DECEMBER 28, 2005 TO
          THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2005


         Effective immediately, the Statement of Additional Information for all share classes of the Fund is hereby supplemented as follows:


    1. The table following the heading "Other Accounts Managed by the Portfolio Managers" in the section "PORTFOLIO MANAGERS" is hereby removed and replaced with the following:



  PORTFOLIO MANAGER        OTHER SEC-REGISTERED        OTHER POOLED INVESTMENT          OTHER ACCOUNTS
                          OPEN-END AND CLOSED-END             VEHICLES
                                   FUNDS

                         Number of       Assets       Number of       Assets       Number of       Assets
                          accounts                     accounts                     accounts
   Leonard A. Aplet          9        $3.2 billion        6        $2.7 billion       103       $3.4 billion

 Paul J. Berlinguet*         7        $2.3 billion        1        $404 million        16       $266 million
    Daniel H. Cole           1        $630 million        2         $55 million        8        $270 million
   Richard R. Cutts          9        $3.2 billion        6        $2.7 billion       100       $3.4 billion
   Lori J. Ensinger          8        $4.32 billion       1         $97 million      2,052      $2.1 billion
   David L. Hoffman          8        $4.32 billion       1         $97 million      2,052      $2.1 billion
  Vikram J. Kuriyan          11       $6.3 billion        11       $1.0 billion        15       $1.4 billion
   Noah J. Petrucci          8        $4.32 billion       1         $97 million      2,050      $2.1 billion
    Diane L. Sobin           8        $4.32 billion       1         $97 million       2052      $2.1 billion
Michael A. Welhoelter        8        $3.9 billion        5         $23 million        47       $1.4 billion
     Tom Marsico(1)          29          $21.83           11       $1.04 billion      167          $17.0
                                         billion                                                  billion
     Tom Marsico(2)          29          $21.87           11       $1.04 billion      167          $17.0
                                         billion                                                  billion
  Corydon Gilchist(3)        4        $1.15 billion       0             N/A            1        $71 million
  Corydon Gilchist(4)        4        $1.19 billion       0             N/A            1        $71 million
    Jim Gendelman            11       $2.40 billion       0             N/A            2        $144 million
    Glenn Carlson            12          $10.44           54       $9.61 billion     18,272        $75.70
                                         billion                                                  billion
     Brent Woods             12          $10.44           54       $9.61 billion     18,272        $75.70
                                         billion                                                  billion
  William Pickering          12          $10.44           54       $9.61 billion     18,272        $75.70
                                         billion                                                  billion
    Amelia Morris            12          $10.44           54       $9.61 billion     18,272        $75.70
                                         billion                                                  billion


  PORTFOLIO MANAGER        OTHER SEC-REGISTERED        OTHER POOLED INVESTMENT          OTHER ACCOUNTS
                          OPEN-END AND CLOSED-END             VEHICLES
                                   FUNDS

                         Number of       Assets       Number of       Assets       Number of       Assets
                          accounts                     accounts                     accounts
   Keith Colestock           12          $10.44           54       $9.61 billion     18,272        $75.70
                                         billion                                                  billion
   Donald E. Morgan          4        $6.28 billion       6        $2.86 billion       47          $13.85
                                                                                                  billion
   J. Matthew Philo          4        $6.28 billion       0             N/A            0            N/A

 Paul J. Berlinguet*         7        $2.3 billion        1        $404 million        16       $266 million

 Daniele M. Donahoe*         0             N/A            4        $321 million        9        $36 million

 Jon Michael Morgan*         0             N/A            4        $321 million        11       $36 million

 Clifford D. Siverd*         0             N/A            4        $321 million        11       $36 million

 Susan A. Sanderson**        2        $2.5 billion        2        $719 million        0             $0


     * Information is provided as of December 21, 2005.

     ** Information is provided as of November 30, 2005.

     (1) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico Focused Equities Portfolio.

     (2) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico Growth Portfolio.


     (3) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico MidCap Growth Portfolio.

     (4) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico 21st Century Portfolio.

    2. The table following the heading "Ownership of Securities" in the section "PORTFOLIO MANAGERS" is hereby removed and replaced with the following:

         Portfolio Manager                      Dollar Range of Equity Securities in the Fund Beneficially
                                                                          Owned

         Leonard A. Aplet                                                    $0
          Daniel H. Cole                                             $100,000-$500,000
         Richard R. Cutts                                                    $0
         Lori J. Ensinger                                                    $0
         David L. Hoffman                                                    $0
         Vikram J. Kuriyan                                                   $0
         Noah J. Petrucci                                                    $0
          Diane L. Sobin                                                     $0
       Michael A. Welhoelter                                                 $0
            Tom Marsico                                                      $0
         Corydon Gilchist                                                    $0
           Jim Gendelman                                                     $0
           Glenn Carlson                                                     $0
            Brent Woods                                                      $0
         William Pickering                                                   $0
           Amelia Morris                                                     $0
          Keith Colestock                                                    $0

         Donald E. Morgan                                                    $0
         J. Matthew Philo                                                    $0
        Paul J. Berlinguet*                                                  $0
        Daniele M. Donahoe*                                                  $0
        Jon Michael Morgan*                                              $1-$10,000
        Clifford D. Siverd*                                              $1-$10,000
       Susan A. Sanderson**                                                  $0

* Information is provided as of December 21, 2005.
** Information is provided as of November 30, 2005.

3. The table following the heading "Compensation" in the section "PORTFOLIO MANAGERS" is hereby removed and replaced with the following:

         PORTFOLIO MANAGER                  PERFORMANCE BENCHMARK                   PEER GROUP
-----------------------------------------------------------------------------------------------------------
           Leonard Aplet                  Russell 1000 Total Return       Morningstar Moderate Allocation
                                                                                     Category
                                      Merrill Lynch 1-3 Treasury Index     Lipper Short Investment Grade
                                                                                Debt Funds Category
                                       Lehman Brothers U.S. Aggregate       Lipper Corporate Debt Funds
                                                 Bond Index                          A Related
           Daniel H. Cole             Russell 2000 Growth Total Return   Morningstar Small Growth Category
            Kevin Cronk                       Lehman Corporate/          Lipper Multi Sector Income Funds
                                              Credit Bond Index                      Category
                                        J.P. Morgan Developed BB High        Lipper High Current Yield
                                                 Yield Index                         Category
                                       Lipper High Current Yield Funds       Lipper High Current Yield
                                           (Leveraged) Only Cat. A                  (Leveraged)
          Richard R. Cutts                Russell 1000 Total Return       Morningstar Moderate Allocation
                                                                                     Category
                                      Merrill Lynch 1-3 Treasury Index     Lipper Short Investment Grade
                                                                                Debt Funds Category
          Richard Dahlberg             Merrill Lynch All Convertibles    Morningstar Convertibles Category
                                            All Qualities Index
          Brian Drainville              Lehman Brothers Intermediate         Lipper Short-Intermediate
                                           Government/Credit Index          Investment Grade Debt Funds
                                                                                     Category
                                       Lehman Brothers U.S. Aggregate     Lipper Intermediate Investment
                                                    Index                    Grade Debt Funds Category
           Chris Eckstrom                  Lehman Brothers Quality         Lipper Intermediate Municipal
                                        Intermediate Municipal Index            Debt Funds Category
                                       Lehman Brothers Municipal Bond      Lipper General Municipal Debt
                                                    Index                         Funds Category
          Lori J. Ensinger             Russell 1000 Value Total Return   Morningstar Large Value Category
                                         Russell Mid Cap Value Total      Morningstar Mid Value Category
                                                   Return
           Jarl Ginsberg               Russell 2000 Value Total Return   Morningstar Small Value Category
          David L. Hoffman             Russell 1000 Value Total Return   Morningstar Large Value Category
                                         Russell Mid Cap Value Total      Morningstar Mid Value Category
                                                   Return
         Vikram J. Kuriyan                Russell 1000 Total Return       Morningstar Moderate Allocation
                                                                                     Category
                                            S&P 500 Total Return             Morningstar Conservative
                                                                         Allocation Category, Morningstar
                                                                             Large Blend Category, and
                                                                          Morningstar Moderate Allocation
                                                                                     Category
                                       Lehman Brothers U.S. Aggregate        Morningstar Conservative
                                                    Bond                      Allocation Category and
                                                                          Morningstar Moderate Allocation
                                                                                     Category
                                           S&P SmallCap 600 Index        Morningstar Small Blend Category

         PORTFOLIO MANAGER                  PERFORMANCE BENCHMARK                   PEER GROUP
-----------------------------------------------------------------------------------------------------------
                                         S&P MidCap 400 Total Return           Lipper Equity Income
          Thomas LaPointe               Lehman Government/Credit Bond    Lipper Multi Sector Income Funds
                                                    Index                            Category
                                         Lehman Aggregate Bond Index      Lipper Intermediate Investment
                                                                             Grade Debt Funds Category
           Craig Leopold                    S&P 500 Total Return         Morningstar Large Blend Category
            George Maris                    S&P 500 Total Return         Morningstar Large Blend Category
            Colin Moore                     S&P 500 Total Return         Morningstar Large Blend Category
            Wendy Norman                   Lehman Brothers Quality        Lipper California Intermediate
                                        Intermediate Municipal Index       Municipal Debt Funds Category
                                                                              and Lipper Intermediate
                                                                           Municipal Debt Funds Category
          Laura Ostrander               Lehman Government/Credit Bond    Lipper Multi Sector Income Funds
                                                    Index                            Category
                                       Lehman General Bond Funds Cat.      Lipper General Bond Category
                                                  Avg. (CE)
                                         Lehman Aggregate Bond Index      Lipper Intermediate Investment
                                                                                Grade Debt Category
            Edward Paik                Merrill Lynch All Convertibles    Morningstar Convertibles Category
                                             All Qualities Index
            Ann Peterson               Citigroup Government/ Mortgage     Lipper General U.S. Government
                                                    Index                         Funds Category
          Noah J. Petrucci                Russell 1000 Value Index       Morningstar Large Value Category
                                        Russell Mid Cap Total Return      Morningstar Mid Value Category
           Peter Santoro                    S&P 500 Total Return         Morningstar Large Blend Category
          Marie Schofield              Lehman Brothers U.S. Aggregate     Lipper Intermediate Investment
                                                 Bond Index                  Grade Debt Funds Category
                                       Lehman Brothers U.S. Government    Lipper Short-Intermediate U.S.
                                             Intermediate Index              Government Funds Category
                                           Lehman Agg 50%/ Lehman          Lipper Corporate Debt Funds A
                                            Government Credit 50%                      Rated
                                       Lehman Brothers U.S. Government    Lipper Corporate Debt Funds BBB
                                             Intermediate Index                       Related
           Diane L. Sobin              Russell 1000 Value Total Return   Morningstar Large Value Category
                                         Russell Mid Cap Value Total      Morningstar Mid Value Category
                                                  Return
        Christian Stadlinger           Russell 2000 Value Total Return   Morningstar Small Value Category
          John Trentacoste                 Lehman Brothers Quality       Lipper Other States Intermediate
                                        Intermediate Municipal Index       Municipal Debt Funds Category
                                      Lehman Brothers 1-Year Municipal   Lipper Short Municipal Debt Fund
                                                 Bond Index                          Category
                                      Lehman Brothers 3-Year Municipal   Lipper Short Municipal Debt Fund
                                                 Bond Index                          Category
            Sean Wilson               Russell 1000 Growth Total Return   Morningstar Large Growth Category
         Yanfang (Emma) Yan            Merrill Lynch All Convertibles    Morningstar Convertibles Category
                                             All Qualities Index

         PORTFOLIO MANAGER                  PERFORMANCE BENCHMARK                   PEER GROUP
-----------------------------------------------------------------------------------------------------------
        Paul. J. Berlinguet           Russell 1000 Growth Total Return        Morningstar Large Growth
                                                                                      Category

         Susan A. Sanderson           Lehman Quality Intermediate Muni      Lipper Florida Intermediate
                                                    Bond                      Municipal Debt Category













SUP-39/93544-1205